Acquisitions - March 2015 Acquisition (Details) a in Thousands, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2015 USD ($) a	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Acquisitions
Acquisition transaction expenses		$ 345		$ 345	$ 6,000	$ 6,000
March 2015 Acquisition
Acquisitions
Acres acquired | a	39
Revenue contributed since acquisition		2,100	$ 2,800	$ 6,800	6,800
Finder's fee accrued	$ 6,000
Consideration given
Cash	120,524
Total consideration given	120,524
Allocation of Purchase Price
Proved oil and gas properties	80,952
Unproved oil and gas properties	69,450
Total fair value of oil and gas properties acquired	150,402
Working capital	(1,996)
Asset retirement obligations	(27,882)
Fair value of net assets acquired	120,524
Working capital acquired was estimated as follows:
Accounts receivable	462
Revenue payable	(718)
Production taxes payable	(1,740)
Total Working capital	(1,996)
General and administrative expense | March 2015 Acquisition
Acquisitions
Acquisition transaction expenses		$ 0	$ 0		$ 500	500	$ 0
Acquisition transaction expense | March 2015 Acquisition
Acquisitions
Acquisition transaction expenses	$ 6,000					$ 6,000